PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 52,227	$ 49,941
Additions
Ending balance	53,683	52,227
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	173,738	172,504
Additions	3,264	4,488
Assets classified as held for sale		(2,153)
Disposals	(3,935)	(3,190)
Transfer	53	5,029
Exchange differences	15,784	(2,940)
Ending balance	188,904	173,738
Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(121,511)	(122,563)
Depreciation charge for the year	(5,715)	(5,231)
Assets classified as held for sale		1,820
Disposals	3,877	3,052
Transfer	(53)	(676)
Exchange differences	(11,819)	2,087
Ending balance	(135,221)	(121,511)
Land
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,852	5,787
Ending balance	8,664	7,852
Land | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,852	5,787
Additions	0	224
Assets classified as held for sale		0
Disposals	0	(58)
Transfer	0	2,075
Exchange differences	812	(176)
Ending balance	8,664	7,852
Land | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Assets classified as held for sale		0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,471	13,990
Ending balance	14,336	14,471
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	51,280	51,024
Additions	105	0
Assets classified as held for sale		(1,486)
Disposals	0	0
Transfer	0	2,805
Exchange differences	4,284	(1,063)
Ending balance	55,669	51,280
Buildings | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(36,809)	(37,034)
Depreciation charge for the year	(1,148)	(1,180)
Assets classified as held for sale		1,191
Disposals	0	0
Transfer	0	(527)
Exchange differences	(3,376)	741
Ending balance	(41,333)	(36,809)
Building improvement
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,680	3,128
Ending balance	3,797	2,680
Building improvement | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,365	8,667
Additions	98	14
Assets classified as held for sale		(370)
Disposals	(7)	0
Transfer	1,284	111
Exchange differences	719	(57)
Ending balance	10,459	8,365
Building improvement | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,685)	(5,539)
Depreciation charge for the year	(514)	(502)
Assets classified as held for sale		332
Disposals	7	0
Transfer	0	0
Exchange differences	(470)	24
Ending balance	(6,662)	(5,685)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	23,175	21,386
Ending balance	23,683	23,175
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	92,319	91,503
Additions	349	527
Assets classified as held for sale		(297)
Disposals	(2,978)	(2,351)
Transfer	1,516	4,211
Exchange differences	8,946	(1,274)
Ending balance	100,152	92,319
Machinery and equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(69,144)	(70,117)
Depreciation charge for the year	(3,112)	(2,720)
Assets classified as held for sale		297
Disposals	2,978	2,334
Transfer	0	0
Exchange differences	(7,191)	1,062
Ending balance	(76,469)	(69,144)
Motor vehicle and other asset
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,151	1,398
Ending balance	1,219	1,151
Motor vehicle and other asset | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,925	5,220
Additions	302	139
Assets classified as held for sale		0
Disposals	(312)	(495)
Transfer	53	149
Exchange differences	393	(88)
Ending balance	5,361	4,925
Motor vehicle and other asset | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,774)	(3,822)
Depreciation charge for the year	(271)	(308)
Assets classified as held for sale		0
Disposals	256	433
Transfer	(53)	(149)
Exchange differences	(300)	72
Ending balance	(4,142)	(3,774)
Office equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,717	1,413
Ending balance	1,778	1,717
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,816	7,464
Additions	624	862
Assets classified as held for sale		0
Disposals	(638)	(286)
Transfer	13	11
Exchange differences	578	(235)
Ending balance	8,393	7,816
Office equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,099)	(6,051)
Depreciation charge for the year	(670)	(521)
Assets classified as held for sale		0
Disposals	636	285
Transfer	0	0
Exchange differences	(482)	188
Ending balance	(6,615)	(6,099)
Construction in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,181	2,839
Ending balance	206	1,181
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,181	2,839
Additions	1,786	2,722
Assets classified as held for sale		0
Disposals	0	0
Transfer	(2,813)	(4,333)
Exchange differences	52	(47)
Ending balance	206	1,181
Construction in progress | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Assets classified as held for sale		0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	$ 0	$ 0